Summary of Disaggregation of Projections Benefit Obligation (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 6,763	$ 8,788
Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	372	466
Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,145	2,691
Active Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	4,427	6,048
Active Members [Member] | Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	143	191
Active Members [Member] | Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	272	375
Deferred Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	466	596
Deferred Members [Member] | Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	349	497
Retired Members [Member] | Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	1,870	2,144
Retired Members [Member] | Principal post retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	229	275
Retired Members [Member] | Other pension and post retirement benefit plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 1,524	$ 1,819